Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue	$ 1,423	$ 1,311	$ 2,910	$ 2,690
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,111	996	2,295	2,061
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	43	42	84	84
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	51	50	100	106
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,205	1,088	2,479	2,251
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	102	108	196	209
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	56	58	114	116
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	158	166	310	325
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	60	57	122	115
Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue			(1)	(1)
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	603	593	1,197	1,178
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	492	485	979	961
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	12	11	22	21
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	6	5	13	12
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	510	501	1,014	994
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	49	54	100	107
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	18	16	31	32
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	67	70	131	139
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	26	22	52	45
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	318	296	670	625
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	257	232	546	500
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	3	2	6	5
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	14	18	30	34
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	274	252	582	539
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	30	27	53	52
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	6	10	19	20
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	36	37	72	72
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	8	7	16	14
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	182	176	404	393
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	143	138	328	316
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	8	8	17	17
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	20	19	41	41
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	171	165	386	374
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	7	11	11
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	7	11	11
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	4	7	8
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	156	72	311	144
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	103	19	206	37
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue			1	1
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	2	5	4
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	107	21	212	42
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	7	13	14
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	28	29	56	58
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	35	36	69	72
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	14	15	30	30
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	164	174	329	351
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	116	122	236	247
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	20	21	38	40
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	6	11	15
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	143	149	285	302
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	9	13	19	25
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	3	8	6
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	16	27	31
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 8	$ 9	$ 17	$ 18